Earnings Contribution of Northern Trust's Business Units (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Segment Reporting Information [Line Items]
Trust, Investment and Other Servicing Fees	$ 2,609.8		$ 2,405.5		$ 2,169.5
Foreign Exchange Trading Income	244.4		206.1		324.5
Other Noninterest Income	302.0		294.2		266.8
Net Interest Income (FTE)	965.6	[1]	1,031.1	[1]	1,049.3	[1]
Revenue (FTE)	4,121.8	[1]	3,936.9	[1]	3,810.1	[1]
Provision for Credit Losses	20.0		25.0		55.0
Noninterest Expense	2,993.8		2,878.8		2,831.2
Income before Income Taxes	1,108.0	[1]	1,033.1	[1]	923.9	[1]
Provision (Benefit) for Income Taxes	376.7	[1]	345.8	[1]	320.3	[1]
Net Income	731.3		687.3		603.6
Average Assets	94,857.7		92,975.5		91,947.9
Visa Indemnification Benefit					(23.1)		(33.0)	(17.8)	(76.1)	150.0
Noninterest Expense (Excluding Visa Indemnification Benefit)	2,993.8		2,878.8		2,854.3
Corporate & Institutional Services
Segment Reporting Information [Line Items]
Trust, Investment and Other Servicing Fees	1,443.8		1,334.1		1,196.4
Foreign Exchange Trading Income	238.8		193.5		315.7
Other Noninterest Income	177.3		193.6		169.7
Net Interest Income (FTE)	275.9	[1]	280.1	[1]	282.5	[1]
Revenue (FTE)	2,135.8	[1]	2,001.3	[1]	1,964.3	[1]
Provision for Credit Losses	(3.4)		(2.1)		(20.5)
Noninterest Expense	1,657.9		1,599.9		1,522.4
Income before Income Taxes	481.3	[1]	403.5	[1]	462.4	[1]
Provision (Benefit) for Income Taxes	145.6	[1]	114.3	[1]	168.3	[1]
Net Income	335.7		289.2		294.1
Percentage of Consolidated Net Income	46.00%		42.00%		49.00%
Average Assets	53,308.2		49,904.0		47,533.7
Wealth Management
Segment Reporting Information [Line Items]
Trust, Investment and Other Servicing Fees	1,166.0		1,071.4		973.1
Foreign Exchange Trading Income	5.6		12.6		8.8
Other Noninterest Income	116.7		93.6		119.7
Net Interest Income (FTE)	557.7	[1]	629.9	[1]	613.7	[1]
Revenue (FTE)	1,846.0	[1]	1,807.5	[1]	1,715.3	[1]
Provision for Credit Losses	23.4		27.1		75.5
Noninterest Expense	1,215.0		1,182.3		1,214.9
Income before Income Taxes	607.6	[1]	598.1	[1]	424.9	[1]
Provision (Benefit) for Income Taxes	229.2	[1]	226.4	[1]	168.7	[1]
Net Income	378.4		371.7		256.2
Percentage of Consolidated Net Income	52.00%		54.00%		42.00%
Average Assets	22,887.6		23,917.9		23,861.5
Treasury and Other
Segment Reporting Information [Line Items]
Other Noninterest Income	8.0		7.0		(22.6)
Net Interest Income (FTE)	132.0	[1]	121.1	[1]	153.1	[1]
Revenue (FTE)	140.0	[1]	128.1	[1]	130.5	[1]
Income before Income Taxes	19.1	[1]	31.5	[1]	36.6	[1]
Provision (Benefit) for Income Taxes	1.9	[1]	5.1	[1]	(16.7)	[1]
Net Income	17.2		26.4		53.3
Percentage of Consolidated Net Income	2.00%		4.00%		9.00%
Average Assets	18,661.9		19,153.6		20,552.7
Visa Indemnification Benefit					(23.1)
Noninterest Expense (Excluding Visa Indemnification Benefit)	$ 120.9		$ 96.6		$ 117.0

[1]	Stated on an FTE basis. The consolidated figures include $32.5 million, $40.8 million, and $40.2 million, of FTE adjustments for 2013, 2012, and 2011, respectively.